Bank loans (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of bank loans

Outstanding balances of bank loans consist of the following:

Bank Name	Drawn/ Maturities	Interest Rate	Collateral/Guarantee	December 31, 2021 SGD	December 31, 2022 SGD	December 31, 2023 SGD	December 31, 2023 USD
CIMB Bank Berhad, Singapore Branch	August 2020 /August 2023	3.00%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	56,663	23,005	-	-
DBS Bank Ltd.	June 2020 /June 2025	3.00%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Anthill, major shareholder of the Company	715,566	518,715	315,878	239,428
Maybank Singapore Limited	November 2020/November 2025	2.75%	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	317,934	239,982	159,859	121,170
United Overseas Bank Limited	November 2020/November 2025	2.25%	Guaranteed by Mr. Kenneth Chong, Chief Executive Officer and Director of Ohmyhome Property Management Pte Ltd, Mr. Cho Ching Joe Kwan and Mr. Kok Wah Ming, Director of the Company	-	-	82,018	62,168
Total				1,090,163	781,702	557,755	422,766
Bank loans, current portion				299,543	305,965	331,528	251,291
Bank loans, non-current portion				790,620	475,737	226,227	171,475

Schedule of maturities schedule long term debt	Twelve months ending December 31,
	SGD	USD

2024	331,528	251,291
2025	226,227	171,475
Total	557,755	422,766